Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	$ 0	$ 4,698	[1]	$ 0
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss	$ 4,700	$ 4,700

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.